7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

June 7, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Variable Insurance Trust (the “Registrant”)

(File Nos. 333-83071; 811-09477)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 31, 2019 to VY® Goldman Sachs Bond Portfolio’s Prospectus, dated May 1, 2019.

The purpose of the filing is to submit the 497(e) filing dated May 31, 2019 in XBRL for the VY® Goldman Sachs Bond Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management

INVESTMENT MANAGEMENT voyainvestments.com